Other Operating (Income) Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Component Of Operating Other Income And Expense Net [Line Items]
(Gain) loss on disposition of property, plant and equipment	$ (3)	$ 5	$ (17)
Samsung patent cross-license agreement	0	0	(275)
Other	(5)	27	(19)
Other operating (income) expense, net	8	(32)	311
Contract Termination [Member]
Component Of Operating Other Income And Expense Net [Line Items]
Other		17
Receivable In Connection With Certain Tax Matters [Member]
Component Of Operating Other Income And Expense Net [Line Items]
Other		$ 10